Other Non-Current Assets	12 Months Ended
Sep. 30, 2022
Other Non-Current Assets [Line Items]
OTHER NON-CURRENT ASSETS
10.	OTHER NON-CURRENT ASSETS

	As of September 30,
	2021	2022
Prepaid expenses for land use right (1)	-	1,140,595
Prepaid construction fee (2)	-	276,939
Other non-current assets	$-	$1,417,534

(1)	The balance represented the prepayment to the Bureau of Finance in Wujin Technology Industrial District for the purchase of land use right for constructing headquarter buildings in Changzhou.
(2)	The balance represented prepaid construction fee for plant maintenance and renovation.